Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Summary of Account Receivable

	As of December 31,
	2024	2025
	RMB	RMB	US$
Accounts receivable	197,880	228,865	32,727
Allowance for credit losses	(45,867)	(59,254)	(8,473)

Total	152,013	169,611	24,254

Summary of Movement in the Allowances for Doubtful Accounts
The movements in the allowances for doubtful accounts and credit losses were as follows:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Balance at the beginning of the year	42,914	38,396	45,867	6,559
(Reversals)/Provisions	(4,518)	7,471	13,387	1,914

Balance at the end of the year	38,396	45,867	59,254	8,473